Janus Retirement Advantage

Variable Annuity Issued by Western Reserve Life Assurance Co. of Ohio, Largo, FL

                               1997 ANNUAL REPORT

                                                                          [LOGO)

WRL SERIES ANNUITY ACCOUNT B
----------------------------
Statements of Operations                                         2
Statements of Assets, Liabilities and Equity Accounts            2
Statements of Changes in Equity Accounts                         4
Selected Per Unit Data and Ratios                                6
Notes to Financial Statements                                    8
Report of Independent Accountants                               10

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF ASSETS, LIABILITIES,AND EQUITY ACCOUNTS

                                                                 AGGRESSIVE        CAPITAL        INTERNATIONAL       WORLDWIDE
                                                 GROWTH           GROWTH         APPRECIATION         GROWTH           GROWTH
As of December 31, 1997                        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                              --------------   --------------   --------------   --------------   ---------------
ASSETS:
  Shares                                       1,584,351,353      981,961,758      205,865,421      845,897,297     1,904,285.342
                                              ==============   ==============   ==============   ==============   ===============
  Investments at cost                            $24,784,325      $18,028,820       $2,609,570      $15,755,685       $42,899,820
                                              ==============   ==============   ==============   ==============   ===============
  Investments at net asset value                 $29,278,813      $20,179,315       $2,598,022      $15,632,182       $44,541,234
Accrued transfers from/(to) depositor - net          291,189          149,057           39,194         (366,624)         (387,161)
                                              --------------   --------------   --------------   --------------   ---------------
Total assets                                     $29,570,002       20,328,372       $2,637,216      $15,265,558       $44,154,073
                                              --------------   --------------   --------------   --------------   ---------------
LIABILITIES;                                            --               --               --               --                --
                                              --------------   --------------   --------------   --------------   ---------------
Net assets                                       $29,570,002      $20,328,372       $2,637,216      $15,265,558       $44,154,073
                                              ==============   ==============   ==============   ==============   ===============
EQUITY ACCOUNTS:
Contract owners' equity:
  Units                                       1,514,530.3792     984,381.1411     206,716.6848     821,409.1991    1,875,176.1461
                                              ==============   ==============   ==============   ==============   ===============
  Unit value                                      $19.524205       $20.650916       $12.605192       $18.584596        $23.546627
                                              ==============   ==============   ==============   ==============   ===============
  Value                                          $29,570,002      $20,328,372       S2,605,703      $15,265,558       $44,154,073
                                              --------------   --------------   --------------   --------------   ---------------

Depositor's equity:
  Units                                                 --               --          2,500,000             --                --
                                              ==============   ==============   ==============   ==============   ===============
  Unit value                                            --               --          12.605192             --                --
                                              ==============   ==============   ==============   ==============   ===============
  Value                                                 --               --             31,513             --                --
                                              --------------   --------------   --------------   --------------   ---------------
Total equity                                     $29,570,002      $20,328,372       $2,637,216      $15,265,558       $44,154,073
                                              ==============   ==============   ==============   ==============   ===============

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF ASSETS, LIABILITIES,AND EQUITY ACCOUNTS

                                                                      FLEXIBLE                        SHORT-TERM       MONEY
                                      BALANCED      EQUITY INCOME      INCOME        HIGH-YIELD          BOND          MARKET
As of December 31, 1997              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-----------------------             ------------    -------------    -----------    ------------     ------------  --------------

ASSETS:
  Shares                             643,777.043     222,118.876     305,303.905     303,312.102      171,389.076   6,242,688.860
                                    ============    ============    ============    ============     ============   =============
  Investments at cost                 $9,809,254      $2,968,707      $3,540,092      $3,538,617       $1,729,617      $6,242,689
                                    ============    ============    ============    ============     ============   =============
  Investments at net asset value     $11,246,785      $2,989,720      $3,596,480      $3,573,017       $1,521,935      $6,242,689
Accrued transfers from/(to)
   depositor - net                        40,120          57,896          65,190        (660,469)            --         1,126,132
                                    ------------    ------------    ------------    ------------     ------------   -------------
Total assets                          11,286,905       3,047,616       3,661,670       2,912,548        1,521,935       7,368,821
                                    -------------   ------------    ------------    ------------     ------------   -------------
LIABILITIES;                                --              --              --              --               --              --
                                    ------------    ------------    ------------    ------------     ------------   -------------
Net assets                            11,286,905       3,047,616       3,661,670       2,912,548        1,521,935       7,368,821
                                    ============    ============    ============    ============     ============   =============
EQUITY ACCOUNTS:
Contract owners' equity:
  Units                             608,080.4668    224,737.1962    250,305.0692    225,866.4190     127,534.6001     656,381.665
                                    ============    ============    ============    ============     ============   =============
  Unit value                          $18.561532      $13.411608      $14.628828      $12.895002       $11.933507      $11.226427
                                    ============    ============    ============    ============     ============   =============
  Value                              $11,286,905      $3,014,087      $3,661,670      $2,912,548       $1,521,935      $7,368,821
                                    ------------    ------------    ------------    ------------     ------------   -------------
Depositor's equity:
  Units                                     --        2,500.0000            --              --               --              --
                                    ------------    ------------    ------------    ------------     ------------   -------------
  Unit value                                --         13.411608            --              --               --              --
  Value                                     --            33,529            --              --               --              --
                                    ------------    ------------    ------------    ------------     ------------   -------------
Total equity                         $11,286,905      $3,047,616      $3,661,670      $2,912,548       $1,521,935      $7,368,821
                                    ============    ============    ============    ============     ============   =============


           JANUS RETIREMENT ADVANTAGE DECEMBER 31,1997 ANNUAL REPORT


             JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF OPERATIONS

                                                                     AGGRESSIVE        CAPITAL      INTERNATIONAL
For the year or period ended                             GROWTH        GROWTH        APPRECIATION      GROWTH
December 31, 1997                                     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT(1)  SUB-ACCOUNT
                                                      -----------   ------------     ------------   --------------
INVESTMENT INCOME:
Dividends                                             $   365,450           --       $     8,192     $    95,784
Capital gains                                             329,756           --              --            19,913
                                                      -----------    -----------     -----------     -----------
EXPENSES:
Mortality and expense risk charges                        152,763    $   108,167           5,340          82,855
                                                      -----------    -----------     -----------     -----------
Net investment income/(loss)                              542,443       (108,167)          2,852          32,842
                                                      -----------    -----------     -----------     -----------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                             1 479,545        813,080          41,020       2,550,511
  Change in unrealized appreciation/(depreciation)      2,320,741      1,447,684         (11,548)       (742,560)
                                                      -----------    -----------     -----------     -----------
NET GAIN/(LOSS) ON INVESTMENTS                          3,800,286      2,260,764          29,472       1,807,951
                                                      -----------    -----------     -----------     -----------
Net increase/(decrease) in net assets
  resulting from operations                           $ 4,342,729    $ 2,152,597     $    32,324     $ 1,840,793
                                                      ===========    ===========     ===========     ===========




                                                      WORLDWIDE                                       FLEXIBLE
For the year or period ended                            GROWTH         BALANCED     EQUITY INCOME      INCOME      HIGH-YIELD
December 31, 1997                                    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT(1)   SUB-ACCOUNT   SUB-ACCOUNT
                                                     -------------   ----------     -------------   ------------  -------------
INVESTMENT INCOME:
Dividends                                            $   427,145     $   273,098    $     2,212     $   188,887    $   116,829
Capital gains                                            203,012          11,585           --             1,300           --
                                                     -----------     -----------    -----------     -----------    -----------
EXPENSES:
Mortality and expense risk charges                       246,214          52,909          4,394          17,695          9,454
                                                     -----------     -----------    -----------     -----------    -----------
Net investment income/(loss)                             383,943         231,774         (2,172)        172,492        107,375
                                                     -----------     -----------    -----------     -----------    -----------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                            6,632,556         594,287         97,518          84,370         49,208
  Change in unrealized appreciation/(depreciation)      (108,118)        708,799         21,013          38,257         43,362
                                                     -----------     -----------    -----------     -----------    -----------
NET GAIN/(LOSS) ON INVESTMENTS                         6,524,438       1,303,086        118,531         122,627         92,570
                                                     -----------     -----------    -----------     -----------    -----------
Net increase/(decrease) in net assets
  resulting from operations                          $ 6,908,381     $ 1,534,860    $   116,359     $   295,119    $   199,945
                                                     ===========     ===========    ===========     ===========    ===========


                                                     SHORT-TERM      MONEY
                                                       BOND          MARKET
                                                    SUB-ACCOUNT    SUB-ACCOUNT
                                                   ------------    ------------
INVESTMENT INCOME:
Dividends                                           $   249,557     $   403,764
Capital gains                                               107            --
                                                    -----------     -----------
EXPENSES:
Mortality and expense risk charges                        8,194          52,003
                                                    -----------     -----------
Net investment income/(loss)                            241,470          35,761
                                                    -----------     -----------
NET REALIZED AND UNREALIZED
   GAIN/(LOSS) on INVESTMENTS:
  Net realized gain/(loss) from
    securities transactions                              36,895            --
  Change in unrealized appreciation/(depreciation      (205,104)           --
                                                    -----------     -----------
NET GAIN/(LOSS) on INVESTMENTS                         (168,209)           --
                                                    -----------     -----------
Net increase/(decrease) in net assets
  resulting from operations                         $    73,261     $   351,761
                                                    ===========     ===========

----------

(1)   Period May 1, 1997 (inception) to December 31, 1997.

See notes to financial statements.

JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT


            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

For the year or period ended                              GROWTH                    AGGRESSIVE GROWTH      CAPITAL APPRECIATION
December 31, 1997 and December 31, 1996                 SUB-ACCOUNT                   SUB-ACCOUNT              SUB-ACCOUNT
                                               ---------------------------   ----------------------------- --------------------
                                                    1997          1996             1997            1996           1997(1)
                                               ------------   ------------    ------------    ------------    ------------
OPERATIONS:
Net investment income/(loss)                   $    542,443   $    286,185    $   (108,167)   $     63,822    $      2,852
Net gain/(loss) on investments                    3,800,286      1,799,612       2,26O,764         875,O2O          29,472
                                               ------------   ------------    ------------    ------------    ------------
Net increase/(decrease) in equity
   accounts resulting from operations             4,342,729      2,085,797       2,152,597         938,842          32,324
                                               ------------   ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)               9,792,532      4,799,761         262,291       6,702,926       2,585,924
Less cost of units redeemed:
  Administrative charges                             10,747          8,882          12,220          11,557              75
  Surrender benefits                              1,239,711        304,288         894,332         488,330           5,957
  Death benefits                                     10,820            235            --             1,357            --
                                               ------------   ------------    ------------    ------------    ------------
Increase/(decrease) from equity
  transactions                                    8,531,254      4,486,356        (644,261)      6,201,682       2,579,892
                                               ------------   ------------    ------------    ------------    ------------

Net increase/(decrease) in equity accounts       12,873,983      6,572,153       1,508,336       7,140,524       2,612,216
Depositor's equity contribution/(redemption)           --           (1,452)           --            (1,849)         25,000
EQUITY ACCOUNTS:
Beginning of period                              16,696,019     10,125,318      18,820,036      11,681,361            --
                                               ------------   ------------    ------------    ------------    ------------
End of period                                  $ 29,570,002   $ 16,696,019    $ 20,328,372    $ 18,820,036    $  2,637,216
                                               ============   ============    ============    ============    ============


                                                   INTERNATIONAL GROWTH
                                                       SUB-ACCOUNT
                                               ---------------------------
                                                    1997           1996
                                               ------------   ------------
OPERATIONS:
Net investment income/(loss)                   $     32,842   $     60,618
Net gain/(loss) on investments                    1,807,951        896,343
                                               ------------   ------------
Net increase/(decrease) in equity
   accounts resulting from operations             1,840,793        956,961
                                               ------------   ------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)               7,761,214      3,703,610
Less cost of units redeemed:
  Administrative charges                              3,888          2,040
  Surrender benefits                                484,107         63,430
  Death benefits                                      4,726          1,633
                                               ------------   ------------
Increase/(decrease) from equity
  transactions                                    7,268,493      3,636,507
                                               ------------   ------------

Net increase/(decrease) in equity accounts        9,109,286      4,593,468
Depositor's equity contribution/(redemption)           --          (32,804)
EQUITY ACCOUNTS:
Beginning of period                               6,156,272      1,595,608
                                               ------------   ------------
End of period                                  $ 15,265,558   $  6,156,272
                                               ============   ============

STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

For the year or period ended                         WORLDWIDE GROWTH                  BALANCED              EQUITY INCOME
December 31, 1997 and December 31, 1996                SUB-ACCOUNT                    SUB-ACCOUNT            SUB-ACCOUNT
                                               ---------------------------    ---------------------------    ------------
                                                    1997          1996            1997           1996            1997(1)
                                               ------------   ------------    ------------   ------------    ------------
OPERATIONS:
Net investment income/(loss)                   $    383,943   $    190,327    $    231,774   $     84,055    $     (2,172)
Net gain/(loss) on investments                    6,524,438      3,754,842       1,303,086        534,086         118,531
                                               ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) in equity
    accounts resulting from operations            6,908,381      3,945,169       1,534,860        618,141         116,359
                                               ------------   ------------    ------------   ------------    ------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)              14,687,402      8,933,782       4,796,830      1,501,584       2,945,035
Less cost of units redeemed:
   Administrative charges                            12,511          9,466           3,640          3,148              63
   Surrender benefits                               927,554        465,167         377,340         61,517          38,715
   Death benefits                                     2,161          1,333            --              229            --
                                               ------------   ------------    ------------   ------------    ------------
Increase/(decrease) from equity transactions     13,745,176      8,457,816       4,415,850      1,436,690       2,906,257
                                               ------------   ------------    ------------   ------------    ------------
Net increase/(decrease) in equity accounts       20,653,557     12,402,985       5,950,710      2,054,831       3,022,616
Depositor's equity contribution/(redemption)           --           (1,666)           --           (1,362)         25,000

EQUITY ACCOUNTS:
Beginning of period                              23,500,516     11,099,197       5,336,195      3,282,726            --
                                               ------------   ------------    ------------   ------------    ------------
End of period                                  $ 44,154,073   $ 23,500,516    $ 11,286,905   $  5,336,195    $  3,047,616
                                               ============   ============    ============   ============    ============

                                                     FLEXIBLE INCOME
                                                       SUB-ACCOUNT
                                               ---------------------------
                                                   1997           1996
                                               ------------   ------------
OPERATIONS:
Net investment income/(loss)                   $    172,492   $    136,562
Net gain/(loss) on investments                      122,627         28,685
                                               ------------   ------------
Net increase/(decrease) in equity
    accounts resulting from operations              295,119        165,247
                                               ------------   ------------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)               1,357,618       (326,493)
   Administrative charges                             1,137          1,223
   Surrender benefits                               188,030         73,878
   Death benefits                                      --              224
                                               ------------   ------------
Increase/(decrease) from equity transactions      1,168,451       (401,818)
                                               ------------   ------------
Net increase/(decrease) in equity accounts        1,463,570       (236,571)
Depositor's equity contribution/(redemption)           --           (1,197)
EQUITY ACCOUNTS:
Beginning of period                               2 198,100      2,435,868
                                               ------------   ------------
End of period                                  $  3,661,670   $  2,198,100
                                               ============   ============

----------
(1)   Period May 1, 1997 (inception) to December 31, 1997.

See Notes to Financial Statements.


          JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT


            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


STATEMENTS OF CHANGES IN EQUITY ACCOUNTS

For the year or period ended                            HIGH-YIELD                SHORT-TERM BOND                MONEY MARKET
December 31, 1997 and December 31, 1996                SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
                                               --------------------------   --------------------------    ------------------------
                                                   1997           1996(1)       1997            1996          1997         1996
                                               -----------    -----------   -----------    -----------    -----------   -----------
OPERATIONS:
Net investment income/(loss)                   $   107,375    $    18,226   $   241,470    $    39,719    $   351,761   $   157,414
Net gain/(loss) on investments                      92,570         24,534      (168,209)        (9,894)          --            --
                                               -----------    -----------   -----------    -----------    -----------   -----------
Net increase/(decrease) in equity
  accounts resulting from operations               199,945         42,760        73,261         29,825        351,761       157,414
                                               -----------    -----------   -----------    -----------    -----------   -----------
EQUITY TRANSACTIONS:
Proceeds from units sold/(redeemed)              2,180,160        591,467       506,376       (173,543)     1,679,951     4,791,643
Less cost of units redeemed:
  Administrative charges                               192              6           777            883            907           626
  Surrender benefits                                97,892           --          61,280         57,578        757,261       552,314
  Death benefits                                      --             --           4,797           --             --            --
                                               -----------    -----------   -----------    -----------    -----------   -----------
 Increase/(decrease) from equity transactions    2,082,076        591,461       439,522       (232,004)       921,783     4,238,703
                                               -----------    -----------   -----------    -----------    -----------   -----------
Net increase/(decrease) in equity accounts       2,282,021        634,221       512,783       (202,179)     1,273,544     4,396,117
Depositor's equity contribution/(redemption)       (28,694)        25,000          --           (1,082)          --         (26,062)
EQUITY ACCOUNTS:
Beginning of period                                659,221           --       1,009,152      1,212,413      6,095,277     1,725,222
                                               -----------    -----------   -----------    -----------    -----------   -----------
End of period                                  $ 2,912,548    $   659,221   $ 1,521,935    $ 1,009,152    $ 7,368,821   $ 6,095,277
                                               ===========    ===========   ===========    ===========    ===========   ===========

----------
(1)   Period May 1, 1996 (inception) to December 31, 1996.


See Notes to Financial Statements.

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT


            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

                                                           GROWTH                                 AGGRESSIVE GROWTH
For each year or period ended December 31                SUB-ACCOUNT                                 SUB-ACCOUNT
                                           ------------------------------------------  --------------------------------------------
                                            1997    1996     1995     1994    1993(1)   1997      1996     1995     1994    1993(1)
                                           ------  ------   ------   ------   -------  ------    ------   ------   ------   -------
ACCUMULATION unit VALUE, BEGINNING
  OF PERIOD                               $ 16.01 $ 13.61   $10.55   $10.35   $10.00  $ 18.45   $ 17.21  $ 13.62   $11.81   $10.00
                                          ------- -------   ------   ------   ------  -------   -------  -------   ------   ------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                .42     .32      .26     (.04)     .03     (.12)      .07      .15      .08      .01
  Net realized and unrealized gain/(loss)
    on investments                           3.09    2.08     2.80      .24      .32     2.32      1.17     3.44     1.73     1.80
                                          ------- -------   ------   ------   ------  -------   -------  -------   ------   ------
  Total income/(loss) from operations        3.51    2.40     3.06      .20      .35     2.20      1.24     3.59     1.81     1.81
                                          ------- -------   ------   ------   ------  -------   -------  -------   ------   ------
ACCUMULATION UNIT VALUE, END OF PERIOD    $ 19.52 $ 16.01   $13.61   $10.55   $10.35  $ 20.65   $ 18.45  $ 17.21   $13.62   $11.81
                                          ======= =======   ======   ======   ======  =======   =======  =======   ======   ======
  Total return**                           21.95%  17.61%   29.07%    1.90%    3.50%   11.93%     7.18%   26.41%   15.35%   18.05%
                                          ------- -------   ------   ------   ------  -------   -------  -------   ------   ------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                        $29,570 $16,696  $10,125   $4,758   $    l  $20,328   $18,820  $11,681   $4,828   $    1
  Ratio of net investment income/(loss)
    to average net assets***                2.30%   2.10%    2.08%    (.35)%    .97%     (.65)%    .42%    1.00%     .63%     .15%

                                            CAPITAL
For each year or period ended             APPRECIATION         INTERNATIONAL GROWTH                 WORLDWIDE GROWTH
  December 31                             SUB-ACCOUNT               SUB-ACCOUNT                       SUB-ACCOUNT
                                          ------------ ---------------------------------  ------------------------------------------
                                             1997(3)    1997      1996    1995   1994(2)    1997    1996     1995     1994   1993(1)
                                          ------------ -------   ------  ------  -------  -------  -------  -------  ------  -------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                                  $10.00    $ 15.78   $11.80  $ 9.66  $10.00   $ 19.40  $ 15.14  $ 11.99  $11.91  $10.00
                                             ------    -------   ------  ------  ------   -------  -------  -------  ------  ------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                  .03        .05      .24    (.06)   (.05)      .23      .19     (.04)   (.10)    .02
  Net realized and unrealized gain/(loss)
    on investments                             2.58       2.75     3.74    2.20    (.29)     3.92     4.07     3.19     .18    1.89
                                             ------    -------   ------  ------  ------   -------  -------  -------  ------  ------
  Total income/(loss) from operations          2.61       2.80     3.98    2.14    (.34)     4.15     4.26     3.15     .08    1.91
                                             ------    -------   ------  ------  ------   -------  -------  -------  ------  ------
ACCUMULATION UNIT VALUE, END OF PERIOD       $12.61    $ 18.58   $15.78  $11.80  $ 9.66   $ 23.55  $ 19.40  $ 15.14  $11.99  $11.91
                                             ======    =======   ======  ======  ======   =======  =======  =======  ======  ======
  Total return**                             26.05%     17.74%   33.75%  22.11%   (3.35)%  21.36%   28.12%   26.29%    .68%  19.10%
                                             ------    -------   ------  ------  ------   -------  -------  -------  ------  ------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                           $2,637   $15,266   $6,156  $1,596  $  904   $44,154  $23,501  $11,099  $6,738   $    1
  Ratio of net investment income/(loss)
    average net assets***                      .35%      .26%    1.72%    (.66)%  (.89)%   1.01%    1.12%     (.32)%  (.86)%   .63%

                                                                  BALANCED                         EQUITY INCOME
For each year or period ended December 31                       SUB-ACCOUNT                         SUB-ACCOUNT
                                            -----------------------------------------------        -------------
                                              1997      1996      1995      1994     1993(1)           1997(3)
                                            -------   -------   -------    ------    -------           -------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                                 $ 15.30   $ 13.26   $ 10.72    $10.72    $10.00             $10.00
                                            -------   -------   -------    ------    ------             ------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                  .49       .28       .13       .05       .08               (.03)
  Net realized and unrealized gain/(loss)
    on investments                             2.77      1.76      2.41      (.05)      .64               3.44
                                            -------   -------   -------    ------    ------             ------
  Total income/(loss) from operations          3.26      2.04      2.54        --       .72               3.41
                                            -------   -------   -------    ------    ------             ------
ACCUMULATION UNIT VALUE, END OF PERIOD      $ 18.56   $ 15.30   $ 13.26    $10.72    $10.72             $13.41
                                            =======   =======   =======    ======    ======             ======
  Total return**                             21.31%    15.36%    23.73%     0.00%     7.20%             34.12%
                                            -------   -------   -------    ------    ------             ------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                          $11,287   $ 5,336   $ 3,283    $2,162    $    1             $3,048
  Ratio of net investment income/(loss)
    to average net assets***                  2.84%     1.98%     1.08%      .51%     2.61%               (.32)%

* The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**  Not annualized for periods of less than 1 full year.
*** Annualized for periods of less than 1 full year.
(1) Period September 13, 1993 (inception) to December 31, 1993.
(2) Period May 2, 1994 (inception) to December 31, 1994.
(3) Period May 1, 1997 (inception) to December 31, 1997.

See Notes to Financial Statements.

          JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT


            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

SELECTED PER UNIT DATA AND RATIOS*

                                                               FLEXIBLE INCOME                               HIGH-YIELD
For each year or period ended December 31                        SUB-ACCOUNT                                SUB-ACCOUNT
                                            ----------------------------------------------------      ---------------------
                                              1997        1996       1995       1994     1993(1)        1997        1996(3)
                                            -------     -------    -------    -------    -------      -------      --------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                                 $ 13.17     $ 12.15    $  9.90    $ 10.07    $ 10.00      $ 11.19      $ 10.00
                                            -------     -------    -------    -------    -------      -------      -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                  .88         .83        .57        .41        .10          .90          .55
  Net realized and unrealized gain/(loss)
    on investments                              .58         .19       1.68       (.58)      (.03)         .81          .64
                                            -------     -------    -------    -------    -------      -------      -------

  Total income/(loss) from operations          1.46        1.02       2.25       (.17)       .07         1.71         1.19
                                            -------     -------    -------    -------    -------      -------      -------
ACCUMULATION UNIT VALUE, END OF PERIOD      $ 14.63     $ 13.17    $ 12.15    $  9.90    $ 10.07      $ 12.90      $ 11.19
                                            =======     =======    =======    =======    =======      =======      =======
  Total return**                             11.04%       8.41%     22.81%      (1.74)%     .70%       15.22%       11.91%
                                            -------     -------    -------    -------    -------      -------      -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                          $ 3,662     $ 2,198    $ 2,436    $   893    $     1       $2,913      $   659
  Ratio of net investment income/(loss)
    to average net assets***                  6.33%       6.75%      5.53%      4.69%      3.43%        7.37%        7.88%

                                                                SHORT-TERM BOND                         MONEY MARKET
For each year or period ended December 31                         SUB-ACCOUNT                           SUB-ACCOUNT
                                           ------------------------------------------------     ------------------------------
                                             1997      1996      1995      1994      1993(1)      1997      1996       1995(2)
                                           -------   -------   -------   -------    --------    -------   -------      -------
ACCUMULATION UNIT VALUE, BEGINNING
  OF PERIOD                                $ 11.26   $ 10.90   $ 10.04   $ 10.03    $ 10.00     $ 10.74   $ 10.30      $ 10.00
                                           -------   -------   -------   -------    -------     -------   -------      -------
INCOME FROM OPERATIONS:
  Net investment income/(loss)                2.23       .38       .40       .50        .10         .49       .44          .30
  Net realized and unrealized gain/(loss)
    on investments                           (1.56)     (.02)      .46      (.49)      (.07)         --        --           --
                                           -------   -------   -------   -------    -------     -------   -------      -------
  Total income/(loss) from operations          .67       .36       .86       .01        .03         .49       .44          .30
                                           -------   -------   -------   -------    -------     -------   -------      -------
ACCUMULATION UNIT VALUE, END OF PERIOD     $ 11.93   $ 11.26   $ 10.90   $ 10.04    $ 10.03     $ 11.23   $ 10.74      $ 10.30
                                           =======   =======   =======   =======    =======     =======   =======      =======
  Total return**                             6.03%     3.24%     8.61%      .08%       .30%       4.49%     4.28%        3.03%
                                           -------   -------   -------   -------    -------     -------   -------      -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period
    (in thousands)                         $ 1,522   $ 1,009   $ 1,212   $ 2,437    $     1     $ 7,369   $ 6,095      $ 1,725
  Ratio of net investment income/(loss)
    to average net assets***                19.19%     3.51%     4.11%     5.35%      3.45%       4.43%     4.19%        4.42%

* The above tables calculate the change for a unit outstanding by using the average units outstanding throughout each period.
**  Not annualized for periods of less than 1 full year.
*** Annualized for periods of less than 1 full year.
(1) Period September 13, 1993 (inception) to December 31, 1993.
(2) Period May 1, 1995 (inception) to December 31, 1995.
(3) Period May 1, 1996 (inception) to December 31, 1996.

See Notes to Financial Statements.

          JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT

             JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B


NOTES TO FINANCIAL STATEMENTS DECEMBER 31,1997

NOTE 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account B (the "Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Account encompasses the Janus Retirement Advantage, a tax-deferred variable annuity contract (the "Contracts") issued by WRL. The Account contains eleven investment options referred to as Sub-Accounts. Each Sub-Account invests in the corresponding Portfolio of the Janus Aspen Series Trust (collectively referred to as the "Fund" and individually as a "Portfolio"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

On May 1, 1997, WRL made an initial contribution of $50,000 to the Account. The amount of the contribution and units received were as follows:

SUB-ACCOUNT                CONTRIBUTION           UNITS
--------------------       ------------       -------------
Capital Appreciation          $25,000         2,500.000000
Equity Income                 $25,000         2,500.000000

The Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

The investments in the Trust's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on December 31, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV per share next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

The operations of the Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current law, the investment income of the Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for federal income taxes has been made.

C. ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

 NOTE 2. CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

On each anniversary through the maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual contract charge is currently waived when the account value on the anniversary is equal to or greater than $ 25,000.

B. ANNUITY SUB-ACCOUNT CHARGE

A daily charge equal to an annual rate of .65% of average daily net assets of each Sub-Account is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3. DIVIDENDS AND DISTRIBUTIONS

Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining Fund Portfolios are typically declared and reinvested semiannually, while capital gains distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Account on the next business day after the ex-date. Dividends are not declared by the Account because the increase in value of the underlying investment in the Fund is reflected daily in the unit price used to calculate the equity value within the Account. Consequently, a dividend distribution by the underlying fund does not change either the unit price or equity values within the Account.

          JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT

            JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

NOTE 4. SECURITIES TRANSACTIONS

Securities transactions are summarized as follows:

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                              PURCHASES OF           PROCEEDS FROM SALES
SUB-ACCOUNT                LONG-TERM SECURITIES     OF LONG-TERM SECURITIES
-----------------------    -------------------     -----------------------
Growth                          $12,981,344              $ 4,189,222
Aggressive Growth                17,916,638               18,842,261
Capital Appreciation(1)           2,940,090                  371,540
International Growth             27,371,441               19,701,421
Worldwide Growth                 50,469,846               35,901,302
Balanced                          6,513,802                1,887,763
Equity Income(1)                  3,727,836                  856,647
Flexible Income                   3,336,990                2,047,223
High-Yield                        4,097,726                1,271,419
Short-Term Bond                   3,046,098                2,362,208
Money Market                     67,285,406               67,112,623

(1) Period May 1, 1997 (inception) to December 31, 1997



NOTE 5. EQUITY TRANSACTIONS

     FOR THE YEAR ENDED DECEMBER 31, 1997

                                    UNITS                                                    UNITS
                                   BALANCE             UNITS               UNITS            BALANCE
SUB-ACCOUNT                    BEGINNING OF YEAR       ISSUED            REDEEMED         END OF YEAR
---------------------          -----------------   --------------     --------------     --------------
Growth                          1,042,859.6844       993,522.4840       521,851.7892     1,514,530.3792
Aggressive Growth               1,020,107.0897     1,242,294.4941     1,278,020.4427       984,381.1411
Capital Appreciation(1)              --              285,252.3760        76,035.6912       209,216.6848
International Growth              390,010.6011     2,044,356.3123     1,612,957.7143       821,409.1991
Worldwide Growth                1,211,235.2007     3,135,720.1340     2,471,779.1886     1,875,176.1461
Balanced                          348,749.4610       500,188.3158       240,857.3100       608,080.4668
Equity Income(1)                     --              338,534.2546       111,297.0584       227,237.1962
Flexible Income                   166,841.2528       282,109.4873       198,645.6709       250,305.0692
High-Yield                         58,905.1379       383,919.4188       216,958.1377       225,866.4190
Short-Term Bond                    89,662.3361       287,846.7071       249,974.4431       127,534.6001
Money Market                      567,317.3363     9,554,325.3890     9,465,261.0597       656,381.6656

----------
(1) Period May 1, 1997 (inception) to December 31, 1997.

           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT

             JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

NOTE 6. OTHER MATTERS

As of December 31, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT:

Growth                           $ 4,494,488
Aggressive Growth                  2,150,495
Capital Appreciation                 (11,548)
International Growth                (123,503)
Worldwide Growth                   1,641,414
Balanced                           1,437,531
Equity Income                         21,013
Flexible Income                       56,388
High-Yield                            34,400
Short-Term Bond                     (207,682)
Money Market                             N/A


                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO AND CONTRACT OWNERS OF THE JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

In our opinion, the accompanying statement of assets, liabilities and equity accounts and the related statements of operations and of changes in equity accounts and the selected per unit data and ratios present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Janus Retirement Advantage WRL Series Annuity Account B (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Account") at December 31, 1997, the results of each of their operations, the changes in each of their equity accounts and the selected per unit data and ratios for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and selected per unit data and ratios (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

/s/ PRICE WATERHOUSE LLP
---------------------------
Kansas City, Missouri
January 30, 1998


           JANUS RETIREMENT ADVANTAGE DECEMBER 31, 1997 ANNUAL REPORT